UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1.	Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter

June 30, 2018

Franklin Templeton U.S. Government Money Fund

A SERIES OF FRANKLIN TEMPLETON MONEY FUND TRUST

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Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The 12 months ended June 30, 2018, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its March and June 2018 meetings, after a 0.25% increase in December 2017, which raised the rate from 1.25% at the start of the period to 2.00% by period-end. At its June meeting, the Fed cited growing business investment and household spending as further evidence of solid economic growth. The Fed also expressed confidence that inflation was moving closer to its goal. In this environment, the 10-year US Treasury yield began the period at 2.31% and rose to 2.85% at period-end. Fixed income markets, as measured by the Bloomberg Barclays US Aggregate Bond Index, had a -0.40% total return for the 12 months ended June 30, 2018.1

Franklin Templeton U.S. Government Money Fund’s annual report includes more detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. As always, we recommend investors consult their financial advisors and review their financial plan to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Templeton U.S. Government Money Fund

This letter reflects our analysis and opinions as of June 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Contents

Annual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Franklin Templeton U.S. Government Money Fund

We are pleased to bring you Franklin Templeton U.S. Government Money Fund’s annual report for the fiscal year ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity by investing through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

The US Federal Reserve Board (Fed) raised interest rates by 0.25% in December 2017, and again in March and June of 2018, for a total increase of 0.75% during the period. Consequently, the Fund’s Class A share’s seven-day effective yield increased from 0.29% on June 30, 2017, to 1.34% on June 30, 2018, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

6/30/18

% of Total Net Assets
U.S. Government and Agency Securities	93.0%
Repurchase Agreements	9.3%
Other Net Assets	(2.3)%

Economic and Market Overview

The US economy grew during the 12 months under review. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, exports, business investment and government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.3% in June 2017, as reported at the beginning of the 12-month period, to 4.0% at period-end.2 A Annual inflation, as measured by the Consumer Price Index, increased from 1.6% in June 2017, as reported at the beginning of the period, to 2.9% at period-end.2

The US Federal Reserve (Fed) began reducing its balance sheet in October as part of its ongoing effort to normalize monetary policy. At its December 2017 meeting, the Fed raised its target range for the federal funds rate 0.25%. In February 2018, the new Fed Chair Jerome Powell spoke before Congress and indicated the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating and as inflation increases toward the Fed’s target. However, he noted there was no evidence of the economy overheating and he had yet to see a clear upward move in wages. The Fed further raised its target range for the federal funds rate 0.25% each, at its March and June 2018 meetings, to 1.75%–2.00%. In June, the Fed upgraded its economic forecast for 2018 and its inflation forecasts for 2018 and 2019. Furthermore, the Fed forecasted an additional rate hike for 2018 and 2019 than previously anticipated.

1. Although US government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the US government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 10.

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FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose in July 2017 amid hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October, the passage of the tax reform bill in December and indications of higher inflation, especially in 2018, also pushed the yield higher. The yield rose to multi-year highs in February, April and May amid indications of higher inflation. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the US, tensions between the US and North Korea, the Trump administration’s protectionist trade policies and US trade disputes with its allies and China. Overall, the 10-year Treasury yield rose from 2.31% at the beginning of the period to 2.85% at period-end.

Investment Strategy

Consistent with our strategy, we seek to invest, through the Portfolio, mainly in US government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

With the Fed raising interest rates in December 2017 and in March and June of 2018, short-term interest rates have increased from a very low level. Although money market yields remained pressured, they have risen over the period. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

Performance Summary as of June 30, 2018

		Seven-Day Annualized Yield[1]
Share Class (Symbol)	Seven-Day Effective Yield[1,2]	(with waiver)	(without waiver)
A (N/A)	1.34%	1.23%	1.34%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Total Annual Operating Expenses3

Share Class	With Waiver	Without Waiver
A	0.60%	0.67%

1. The Fund has an expense reduction contractually guaranteed through 10/31/18 and a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.

2. The seven-day effective yield assumes compounding of daily dividends, if any.

3. Figures are as stated in the Fund’s current prospectus, do not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 6/30/18. The Fund’s average weighted life and average weighted maturity were each 38 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18–6/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,004.80	$2.98	$1,021.82	$3.01	0.60%
C	$1,000	$1,001.60	$6.20	$1,018.60	$6.26	1.25%
R	$1,000	$1,002.30	$5.46	$1,019.34	$5.51	1.10%

1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Financial Highlights

Franklin Templeton U.S. Government Money Fund

	Year Ended June 30,
	2018	2017		2016	2015	2014

Class A
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.007	—	[a]	—	—	—

Less distributions from net investment income	(0.007)	(—)[a]		—	—	—

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.69%	0.04%		—%	—%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates[c]	0.72%	0.67%		0.67%	0.68%	0.65%

Expenses net of waiver and payments by affiliates[c]	0.60%	0.45%		0.20%	0.09%	0.08%

Net investment income	0.68%	0.03%		—%	—%	—%

Supplemental data

Net assets, end of year (000’s)	$5,166	$4,551		$6,205	$7,571	$9,682

aAmount rounds to less than $0.001 per share.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

Franklin Templeton U.S. Government Money Fund (continued)

	Year Ended June 30,
	2018	2017	2016	2015	2014
Class C
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.002	—	—	—	—

Less distributions from net investment income	(0.002)	—	—	—	—

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	0.16%	—%	—%	—%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates[b]	1.37%	1.29%	1.29%	1.30%	1.27%

Expenses net of waiver and payments by affiliates[b]	1.13%	0.48%	0.20%	0.09%	0.08%

Net investment income	0.15%	—%	—%	—%	—%

Supplemental data

Net assets, end of year (000’s)	$187,515	$230,941	$285,670	$217,032	$222,811

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

bThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

Franklin Templeton U.S. Government Money Fund (continued)

	Year Ended June 30,

	2018	2017	2016	2015	2014
Class R
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.002	—	—	—	—

Less distributions from net investment income	(0.002)	—	—	—	—

Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.24%	—%	—%	—%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates[a]	1.22%	1.17%	1.17%	1.18%	1.15%

Expenses net of waiver and payments by affiliates[a]	1.05%	0.48%	0.20%	0.09%	0.08%

Net investment income	0.23%	—%	—%	—%	—%

Supplemental data

Net assets, end of year (000’s)	$6,569	$7,743	$7,479	$7,974	$8,732

aThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Statement of Investments, June 30, 2018

Franklin Templeton U.S. Government Money Fund

	Shares	Value
Management Investment Companies (Cost $ 199,804,363) 100.3%
[a]The U.S. Government Money Market Portfolio, 1.71%	199,804,363	$199,804,363
Other Assets, less Liabilities (0.3)%		(553,970)

Net Assets 100.0%		$199,250,393

aThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Financial Statements

Statement of Assets and Liabilities

June 30, 2018

Franklin Templeton U.S. Government Money Fund

Assets:
Investment in affiliated Portfolio, at value and cost	$199,804,363

Receivables:
Capital shares sold	138,014

Total assets	199,942,377

Liabilities:
Payables:
Capital shares redeemed	312,453
Administrative fees	64,840
Distribution fees	213,100
Transfer agent fees	33,636
Distributions to shareholders	11,451
Accrued expenses and other liabilities	56,504

Total liabilities	691,984

Net assets, at value	$199,250,393

Net assets consist of:
Paid-in capital	$199,249,051
Undistributed net investment income	1,342

Net assets, at value	$199,250,393

Class A:
Net assets, at value	$ 5,165,724

Shares outstanding	5,167,083

Net asset value per share[a]	$1.00

Class C:
Net assets, at value	$187,515,217

Shares outstanding	187,519,334

Net asset value per share[a]	$1.00

Class R:
Net assets, at value	$ 6,569,452

Shares outstanding	6,569,589

Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended June 30, 2018

Franklin Templeton U.S. Government Money Fund

Investment income:
Dividends from affiliated Portfolio	$2,480,531

Expenses:
Administrative fees (Note 3a)	850,255
Distribution fees: (Note 3b)
Class C	1,355,633
Class R	34,039
Transfer agent fees: (Note 3d)
Class A	4,865
Class C	229,507
Class R	7,497
Reports to shareholders	28,077
Registration and filing fees	83,265
Professional fees	36,467
Trustees’ fees and expenses	6,075
Other	2,786

Total expenses	2,638,466
Expenses waived/paid by affiliates (Note 3e)	(525,281)

Net expenses	2,113,185

Net investment income	367,346

Net increase (decrease) in net assets resulting from operations	$367,346

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Templeton U.S. Government Money Fund

	Year Ended June 30,

	2018	2017

Increase (decrease) in net assets:
Net investment income from operations	$ 367,346	$ 1,688

Distributions to shareholders from:
Net investment income:
Class A	(31,336)	(1,688)
Class C	(319,884)	—
Class R	(16,126)	—

Total distributions to shareholders	(367,346)	(1,688)

Capital share transactions: (Note 2)
Class A	614,803	(1,653,540)
Class C	(43,425,748)	(54,729,288)
Class R	(1,173,875)	264,298
Total capital share transactions	(43,984,820)	(56,118,530)
Net increase (decrease) in net assets	(43,984,820)	(56,118,530)
Net assets:
Beginning of year	243,235,213	299,353,743
End of year	$199,250,393	$243,235,213

Undistributed net investment income included in net assets:
End of year	$ 1,342	$ —

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FRANKLIN TEMPLETON MONEY FUND TRUST

Notes to Financial Statements

Franklin Templeton U.S. Government Money Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Templeton U.S. Government Money Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C and Class R. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At June 30, 2018, the Fund owned 0.8% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2018	2017
Class A Shares:
Shares sold	$1,451,954	$38,180
Shares issued in reinvestment of distributions	29,353	1,578
Shares redeemed	(866,504)	(1,693,298)

Net increase (decrease)	$614,803	$(1,653,540)

Class C Shares:
Shares sold	$113,350,403	$202,258,713
Shares issued in reinvestment of distributions	299,108	—
Shares redeemed	(157,075,259)	(256,988,001)

Net increase (decrease)	$(43,425,748)	$(54,729,288)

Class R Shares:
Shares sold	$4,154,642	$9,767,899
Shares issued in reinvestment of distributions	15,765	—
Shares redeemed	(5,344,282)	(9,503,601)

Net increase (decrease)	$(1,173,875)	$264,298

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

3. Transactions with Affiliates (continued)

a. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the period ended June 30, 2018, the effective administrative fee rate was 0.387% of the Fund’s average daily net assets.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class C	0.65%
Class R	0.50%

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

CDSC retained	$11,327

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended June 30, 2018, the Fund paid transfer agent fees of $241,869, of which $139,449 was retained by Investor Services.

e. Waivers and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses, including the Fund’s proportionate share of the Portfolio’s allocated expenses, (excluding distribution fees) for each class of the Fund do not exceed 0.60%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until October 31, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

In addition, in efforts to prevent a negative yield, FT Services, Distributors and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund such that no class returns a negative yield to its shareholders. This resulted in additional waiver and expense reimbursements of $261,697 for the year ended June 30, 2018. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services, Distributors and Investor Services, at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s Fiscal year end. There is no guarantee that the Fund will be able to avoid a negative yield.

4. Income Taxes

The tax character of distributions paid during the years ended June 30, 2018 and 2017, was as follows:

	2018	2017
Distributions paid from ordinary income	$367,346	$1,688

At June 30, 2018, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$199,804,363

Distributable earnings:
Undistributed ordinary income	$12,793

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of non-deductible expenses.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. The conversion feature will become effective on a future date prior to the calendar year end of 2018. Further details are disclosed in the Fund’s Prospectus.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton Money Fund Trust and Shareholders of Franklin Templeton U.S. Government Money Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Templeton U.S. Government Money Fund (the “Fund”) as of June 30, 2018, the related statement of operations for the year ended June 30, 2018, the statement of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2018 and the financial highlights for each of the five years in the period ended June 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

August 16, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $367,346 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2018.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Templeton Money Fund Trust was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017. The purpose of the meeting was to elect Trustees of Franklin Templeton Money Fund Trust and to vote to approve an amended fundamental investment restriction regarding investments in commodities for the Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Templeton Money Fund Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson and John B. Wilson and (ii) the proposal to approve the amended fundamental investment restriction regarding investments in commodities was approved by shareholders. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.         To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	142,067,509	3,404,493
Terrence J. Checki	142,061,172	3,410,830
Mary C. Choksi	142,268,590	3,203,412
Edith E. Holiday	142,237,777	3,234,225
Gregory E. Johnson	142,102,792	3,369,210
Rupert H. Johnson, Jr.	142,241,805	3,230,197
J. Michael Luttig	142,295,027	3,176,975
Larry D. Thompson	142,184,876	3,287,126
John B. Wilson	142,126,070	3,345,932

Total Trust Shares Outstanding*: 237,177,666

Proposal 2.         To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	102,480,501
Against	4,696,029
Abstain	4,025,347
Broker Non-Votes	34,270,126
Total Fund Shares Voted	145,472,002
Total Fund Shares Outstanding*	237,177,666

* As of the record date.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2017	112	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987 -2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since 2013	137	None
Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 21 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN TEMPLETON MONEY FUND TRUST

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

	Year Ended June 30,

	2018	2017	2016	2015		2014

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.011	0.003	0.001	—		—
Net realized and unrealized gains (losses)[a]	(—)	—	—	—		—

Total from investment operations	0.011	0.003	0.001	—	[a]	—	[a]

Less distributions from net investment income	(0.011)	(0.003)	(0.001)	—		—

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00		$1.00

Total return	1.15%	0.35%	0.07%	—%		—%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%		0.15%
Expenses net of waiver and payments by affiliates[b]	0.15%	0.15%	0.13%	0.09%		0.08%
Net investment income	1.15%	0.35%	0.06%	—%		—%

Supplemental data
Net assets, end of year (000’s)	$23,700,037	$21,564,546	$22,324,993	$27,390,400		$23,491,469

aAmount rounds to less than $0.001 per share.

bBenefit of expense reduction rounds to less than 0.01%.

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THE MONEY MARKET PORTFOLIOS

Statement of Investments, June 30, 2018

The U.S. Government Money Market Portfolio

	Principal Amount	Value
Investments 102.3%
U.S. Government and Agency Securities 93.0%

[a] FFCB,
7/03/18	$25,000,000	$24,997,500
7/12/18	100,000,000	99,944,389
7/13/18	60,000,000	59,964,300
7/16/18	38,000,000	37,971,317
7/18/18	15,000,000	14,987,037
7/30/18	50,000,000	49,925,083

[a] FHLB,
7/02/18	416,919,000	416,900,712
7/05/18	409,900,000	409,819,514
7/06/18	500,000,000	499,874,396
7/09/18	285,850,000	285,732,897
7/11/18	300,000,000	299,846,667
7/12/18	350,000,000	349,802,153
7/13/18	200,000,000	199,876,000
7/18/18	210,200,000	210,015,192
7/19/18	200,200,000	200,011,311
7/20/18	500,000,000	499,505,208
7/25/18	300,000,000	299,628,200
7/27/18	500,000,000	499,329,633
8/01/18	100,700,000	100,535,677
8/03/18	300,000,000	299,478,875
8/06/18	20,000,000	19,962,200
8/08/18	150,000,000	149,700,908
8/10/18	200,000,000	199,578,889
8/22/18	200,000,000	199,452,556
8/24/18	200,000,000	199,433,000

[a] FHLMC,
7/02/18	730,000,000	729,964,062
7/10/18	100,000,000	99,956,500
7/18/18	400,000,000	399,665,194
7/26/18	100,000,000	99,875,694
8/02/18	100,000,000	99,838,222
8/06/18	139,286,000	139,031,107
8/10/18	200,000,000	199,578,889

[a] FNMA,
7/02/18	879,700,000	879,656,904
7/03/18	800,000,000	799,960,444
7/11/18	348,000,000	347,824,414
7/25/18	204,545,000	204,295,455
8/08/18	250,000,000	249,514,444
8/15/18	100,000,000	99,763,750

[a] U.S. Treasury Bill,
7/05/18	1,439,500,000	1,439,228,649
7/12/18	1,204,000,000	1,203,375,212
7/19/18	1,173,700,000	1,172,675,842
7/26/18	1,300,000,000	1,298,434,028
8/02/18	750,000,000	748,832,667
8/09/18	750,000,000	748,566,750
8/16/18	150,000,000	149,637,590
8/23/18	600,000,000	598,326,083
8/30/18	600,000,000	598,105,000

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THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value
Investments (continued)
U.S. Government and Agency Securities (continued)
[a] U.S. Treasury Bill, (continued)
9/06/18	$111,420,000	$111,023,933
9/13/18	150,000,000	149,411,083
9/27/18	450,000,000	447,917,333
10/04/18	300,000,000	298,491,875
10/11/18	450,000,000	447,603,000
10/18/18	300,000,000	298,233,292
10/25/18	300,000,000	298,081,167
11/01/18	375,000,000	372,450,312
11/08/18	300,000,000	297,833,333
11/15/18	100,000,000	99,231,183
11/23/18	300,000,000	297,486,667
11/29/18	150,000,000	148,722,792
12/06/18	100,000,000	99,091,500
U.S. Treasury Note, 1.375%, 7/31/18	300,000,000	299,874,119
1.50%, 8/31/18	200,000,000	199,869,387
1.25%, 10/31/18	150,000,000	149,733,535
1.25%, 11/15/18	100,000,000	99,713,968

Total U.S. Government and Agency Securities (Cost $22,047,148,993)		22,047,148,993

[b] Repurchase Agreements 9.3%
Barclays Capital Inc., 2.08%, 7/02/18 (Maturity Value $30,005,200)
Collateralized by U.S. Treasury Note, 1.875%, 1/31/22 (valued at $30,737,644)	30,000,000	30,000,000
Deutsche Bank Securities Inc., 2.10%, 7/02/18 (Maturity Value $18,003,150)
Collateralized by U.S. Treasury Bill, 1.987% - 2.023%, 8/30/18 - 10/18/18; U.S. Treasury Bond, 7.875%, 2/15/21; and U.S. Treasury Note, 1.125% - 2.00%, 2/28/19 - 5/31/21 (valued at $18,360,016)	18,000,000	18,000,000
Federal Reserve Bank of New York, 1.75%, 7/02/18 (Maturity Value $1,950,284,375)
Collateralized by U.S. Treasury Bond, 7.625%, 11/15/22; and U.S. Treasury Note, 1.625% -3.125%, 5/31/22 - 2/15/43 (valued at $1,950,284,442)	1,950,000,000	1,950,000,000
Goldman Sachs & Co., 2.02%, 7/02/18 (Maturity Value $125,021,042)
Collateralized by U.S. Treasury Note, 1.625%, 6/30/19 (valued at $127,522,613)	125,000,000	125,000,000
HSBC Securities Inc., 2.10%, 7/02/18 (Maturity Value $75,013,125)
Collateralized by U.S. Government and Agency Securities, 1.375% - 1.875%, 11/15/19 - 4/05/22 (valued at $76,500,440)	75,000,000	75,000,000

Total Repurchase Agreements (Cost $2,198,000,000)		2,198,000,000

Total Investments (Cost $24,245,148,993) 102.3%		24,245,148,993
Other Assets, less Liabilities (2.3)%		(545,112,405)

Net Assets 100.0%		$23,700,036,588

See Abbreviations on page 36.

aThe security was issued on a discount basis with no stated coupon rate.

bSee Note 1(b) regarding repurchase agreement.

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THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities

June 30, 2018

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$22,047,148,993
Unaffiliated repurchase agreements, at value and cost	2,198,000,000
Cash	2,875,540
Receivables:
Investment securities sold	250,000,000
Interest	5,135,587

Total assets	24,503,160,120

Liabilities:
Payables:
Investment securities purchased	799,960,444
Management fees	2,900,377
Distributions to shareholders	11,913
Accrued expenses and other liabilities	250,798

Total liabilities	803,123,532

Net assets, at value	$23,700,036,588

Net assets consist of:
Paid-in capital	$23,700,053,305
Accumulated net realized gain (loss)	(16,717)

Net assets, at value	$23,700,036,588

Shares outstanding	23,700,054,904

Net asset value per share	$1.00

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THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the year ended June 30, 2018

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$291,942,202

Expenses:
Management fees (Note 3a)	33,566,608
Custodian fees (Note 4)	200,018
Reports to shareholders	7,591
Professional fees	231,406
Other	127,478

Total expenses	34,133,101
Expense reductions (Note 4)	(189,804)

Net expenses	33,943,297

Net investment income	257,998,905

Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(16,717)

Net increase (decrease) in net assets resulting from operations	$257,982,188

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THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Year Ended June 30,
	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$257,998,905	$70,439,005
Net realized gain (loss)	(16,717)	800

Net increase (decrease) in net assets resulting from operations	257,982,188	70,439,805

Distributions to shareholders from:
Net investment income	(258,003,624)	(70,439,005)
Capital share transactions (Note 2)	2,135,511,767	(760,447,580)

Net increase (decrease) in net assets	2,135,490,331	(760,446,780)
Net assets:
Beginning of year	21,564,546,257	22,324,993,037

End of year	$23,700,036,588	$21,564,546,257

Undistributed net investment income included in net assets:
End of year	$—	$4,719

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THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The

Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statements of Investments, had been entered into on June 29, 2018.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2018, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

1. Organization and Significant Accounting Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2018	2017
Shares sold	$40,301,565,232	$34,473,692,804
Shares issued in reinvestment of distributions	258,008,814	70,429,295
Shares redeemed	(38,424,062,279)	(35,304,569,679)
Net increase (decrease)	$2,135,511,767	$(760,447,580)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

c. Other Affiliated Transactions

At June 30, 2018, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares
Institutional Fiduciary Trust — Money Market Portfolio	20,738,135,585	87.5%
Franklin U.S. Government Money Fund	2,762,114,956	11.7%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S Government Money Fund	199,804,363	0.8%
	23,700,054,904	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2018, the Fund had short-term capital loss carryforwards, not subject to expiration, of $16,717.

The tax character of distributions paid during the years ended June 30, 2018 and 2017, was as follows:

	2018	2017
Distributions paid from ordinary income	$258,003,624	$70,439,005

At June 30, 2018, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$24,245,148,993

Distributable earnings:
Undistributed ordinary income	$11,912

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

6. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

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THE MONEY MARKET PORTFOLIOS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The U.S. Government Money Market Portfolio (the “Fund”) as of June 30, 2018, the related statement of operations for the year ended June 30, 2018, the statement of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2018 and the financial highlights for each of the five years in the period ended June 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

August 16, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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THE MONEY MARKET PORTFOLIOS

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $257,993,350 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2018.

38	Annual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017

(UNAUDITED)

A Special Meeting of Shareholders of The Money Market Portfolios was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017. The purpose of the meeting was to elect Trustees of The Money Market Portfolios and to vote on the following proposals: to approve the use of a “manager of managers” structure whereby the Portfolio’s investment manager would be able to hire and replace subadvisers without shareholder approval and to approve an amended fundamental investment restriction regarding investments in commodities for the Portfolio. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of The Money Market Portfolios: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson and John B. Wilson and (ii) the proposals to use a “manager of managers” structure and to approve the amended fundamental investment restriction regarding investments in commodities were approved by shareholders. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.       To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	21,484,588,741	38,081,626
Terrence J. Checki	21,484,568,714	38,101,653
Mary C. Choksi	21,484,918,722	37,751,646
Edith E. Holiday	21,484,804,364	37,866,003
Gregory E. Johnson	21,485,205,042	37,465,325
Rupert H. Johnson, Jr.	21,484,563,540	38,106,827
J. Michael Luttig	21,485,846,617	36,823,750
Larry D. Thompson	21,485,433,675	37,236,693
John B. Wilson	21,485,658,718	37,011,649

Total Trust Shares Outstanding*: 21,522,670,367

Proposal 2.	To approve the use of a “manager of managers” structure whereby the Portfolio’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Shares
For	21,376,166,370
Against	60,793,991
Abstain	85,710,007
Broker Non-Votes	0
Total Portfolio Shares Voted	21,522,670,367
Total Portfolio Shares Outstanding*	21,522,670,367

* As of the record date.

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THE MONEY MARKET PORTFOLIOS

SPECIAL MEETING OF SHAREHOLDERS

Proposal	3. To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	21,375,122,925
Against	60,672,602
Abstain	86,874,840
Broker Non-Votes	0
Total Portfolio Shares Voted	21,522,670,367
Total Portfolio Shares Outstanding*	21,522,670,367

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THE MONEY MARKET PORTFOLIOS

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1992	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945)	Trustee	Since October	112	Hess Corporation (exploration of oil
One Franklin Parkway		2017		and gas) (2014-present).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950)	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 2005	137	Hess Corporation (exploration of oil
One Franklin Parkway				and gas) (1993-present), Canadian
San Mateo, CA 94403-1906				National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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THE MONEY MARKET PORTFOLIOS

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	137	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs,
General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs,
General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee	112	None
One Franklin Parkway	Independent	since 2007
San Mateo, CA 94403-1906	Trustee	and Lead
Independent
Trustee
since 2008

Principal Occupation During at Least the Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); (2002-present); Senior Advisor, McKinsey & Co.
(consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global
Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief
Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President - Corporate Planning,
Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	151	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman	137	None
One Franklin Parkway	the Board	of the
San Mateo, CA 94403-1906	and	Board and
	Trustee	Trustee
since 2013

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Financial
San Mateo, CA 94403-1906	Officer, Chief
Accounting
Officer and
Treasurer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971)	Chief	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and
formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	– AML
San Mateo, CA 94403-1906	Compliance

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy	President	Since 2010	Not Applicable	Not Applicable
(1962)	and Chief
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 21 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON MONEY FUND TRUST Franklin Templeton U.S. Government Money Fund

Franklin Templeton U.S. Government Money Fund (Feeder Fund) is a feeder fund that invests all of its assets in The U.S. Government Money Market Portfolio (Master Portfolio). The Feeder Fund does not have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees (collectively or individually the Board) of each of the Feeder Fund and the Master Portfolio is comprised of the same individuals. At an in-person meeting held on February 27, 2018 (Meeting), the Board, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement. References herein to “the Fund” refer to the Feeder Fund and/or Master Portfolio as the context requires.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the

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FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

SHAREHOLDER INFORMATION

market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2017. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail U.S. government money market funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is used principally as an exchange vehicle for shareholders of other Franklin Templeton funds. Management further pointed out that the Fund was utilized by such shareholders as an alternative and frequently temporary investment and was managed in a conservative manner with at least 99.5% of its total assets invested in Government securities, cash and repurchase agreements collateralized fully by Government securities and/or cash, which minimizes liquidity risk. While the Performance Universe is comprised of U.S. Government money market funds (very high quality), the Fund did not utilize longer-dated repurchase agreements like many of its peers. This may have resulted in slightly lower yields, but management believes that the added liquidity is acceptable compensation resulting in a very high quality and highly liquid portfolio. In view of these factors, the Board concluded that the Fund’s performance was acceptable.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the

Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class C shares for the Fund and for Class C or Service Class shares for other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for Fund included the Fund and eight other U.S. government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Management Rates for the funds in the Expense Group are contained within a tight range, the Fund is maintained as an accommodation product for investors in need of a short term vehicle, and the Fund’s Management Rate is paid by the Master Portfolio. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

SHAREHOLDER INFORMATION

fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Fund in view of the transitory nature of its investment role within the Franklin Templeton family of funds, the services provided to the Fund’s shareholders and management’s subsidization of expenses.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these

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FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

SHAREHOLDER INFORMATION

documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter
Franklin Templeton U.S. Government Money Fund
Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	511 A 08/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $15,707 for the fiscal year ended June 30, 2018 and $16,776 for the fiscal year ended June 30, 2017.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $81 for the fiscal year ended June 30, 2018 and $0 for the fiscal year ended June 30, 2017. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $14,000 for the fiscal year ended June 30, 2018 and $0 for the fiscal year ended June 30, 2017. The services for which these fees were paid included benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $14,081 for the fiscal year ended June 30, 2018 and $0 for the fiscal year ended June 30, 2017.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.	N/A

Item 6.	Schedule of Investments.	N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	August 24, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date	August 24, 2018